Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Nuveen Investment Trust V
Prospectus Date	rr_ProspectusDate	Jan. 19, 2017
Supplement [Text Block]	nit51_SupplementTextBlock

NUVEEN MULTI-ASSET INCOME FUND

NUVEEN MULTI-ASSET INCOME TAX-AWARE FUND

SUPPLEMENT DATED SEPTEMBER 29, 2017

TO THE PROSPECTUS DATED JANUARY 19, 2017

The following changes are effective immediately:

1.	The third and fourth paragraphs of the section entitled “Fund Summaries – Nuveen Multi-Asset Income Fund – Principal Investment Strategies” are deleted and replaced with the following:

The fixed-income instruments in which the Fund may invest include debt securities of the U.S. government and other governments throughout the world (including emerging markets) as well as their agencies and instrumentalities and government-sponsored enterprises; domestic and foreign corporate debt obligations; residential and commercial mortgage-backed securities; asset-backed securities; fixed and floating rate loans, including senior loans and secured and unsecured junior loans; debt obligations of master limited partnerships (MLPs); municipal securities; certain hybrid preferred securities; and contingent capital securities. The Fund may invest in debt securities of any rating (including below-investment-grade debt securities, commonly known as “high yield” or “junk” bonds) and in debt securities that are unrated. There is no limitation on the maturities or duration of the instruments in which the Fund may invest. Duration is a measure used to estimate how much the value of a debt security will change with a given change in interest rates.

The equity securities in which the Fund may invest include those of issuers of any market capitalization located throughout the world (including the U.S. and emerging markets) and across various investment styles (e.g., growth- or value-oriented styles). These securities may include domestic common stocks; ordinary shares of non-U.S. companies; depositary receipts; traditional and certain hybrid preferred securities; convertible securities; MLPs and other partnership interests; and real estate investment trusts (REITs). The Fund intends to focus on dividend paying equity securities although it may also invest in non-dividend paying equity securities to meet its objective of capital appreciation.

2.	The third and fourth paragraphs of the section entitled “Fund Summaries – Nuveen Multi-Asset Income Tax-Aware Fund – Principal Investment Strategies” are deleted and replaced with the following:

The debt securities in which the Fund may invest include municipal bonds that pay interest that is exempt from regular federal personal income tax, including municipal obligations issued by U.S. states and their subdivisions, authorities, instrumentalities and corporations, as well as obligations issued by U.S. territories (such as Puerto Rico, the U.S. Virgin Islands and Guam). The Fund may invest in all types of municipal obligations, including general obligation bonds, revenue bonds and participation interests in municipal leases. The Fund may invest in zero coupon bonds, which are issued at substantial discounts from their value at maturity and pay no cash income to their holders until they mature. The Fund may also invest in taxable debt securities, including debt securities of the U.S. government and other governments throughout the world (including emerging markets) as well as their agencies and instrumentalities and government-sponsored enterprises; domestic and foreign corporate debt obligations; residential and commercial mortgage-backed securities; asset-backed securities; fixed and floating rate loans, including senior loans and secured and unsecured junior loans; debt obligations of master limited partnerships (MLPs); certain hybrid preferred securities; and contingent capital securities. The Fund may invest in debt securities of any rating (including below-investment-grade debt securities, commonly known as “high yield” or “junk” bonds) and in debt securities that are unrated. There is no limitation on the maturities or duration of the instruments in which the Fund may invest. Duration is a measure used to estimate how much the value of a debt security will change with a given change in interest rates.

The equity securities in which the Fund may invest include those of issuers of any market capitalization located throughout the world (including the U.S. and emerging markets) and across various investment styles (e.g., growth- or value-oriented styles). These securities may include domestic common stocks; ordinary shares of non-U.S. companies; depositary receipts; traditional and certain hybrid preferred securities; convertible securities; MLPs and other partnership interests; and real estate investment trusts (REITs). The Fund intends to focus on dividend paying equity securities although it may also invest in non-dividend paying equity securities to meet its objective of capital appreciation.

3.	The sections entitled “Fund Summaries – Nuveen Multi-Asset Income Fund – Principal Risks – Contingent Capital Security Risk” and “Fund Summaries – Nuveen Multi-Asset Income Tax-Aware Fund – Principal Risks – Contingent Capital Security Risk” are deleted and replaced with the following:

Contingent Capital Security Risk—Contingent capital securities (sometimes referred to as “CoCos”) have loss absorption mechanisms benefitting the issuer built into their terms. Upon the occurrence of a specified trigger or event, CoCos may be subject to automatic conversion into the issuer’s common stock, which likely will have declined in value and which will be subordinate to the issuer’s other classes of securities, or to an automatic write-down of the principal amount of the securities, potentially to zero, which could result in the Fund losing a portion or all of its investment in such securities. CoCos are often rated below investment grade and are subject to the risks of high yield securities.

Nuveen Multi-Asset Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nit51_SupplementTextBlock

NUVEEN MULTI-ASSET INCOME FUND

SUPPLEMENT DATED SEPTEMBER 29, 2017

TO THE PROSPECTUS DATED JANUARY 19, 2017

The following changes are effective immediately:

1.	The third and fourth paragraphs of the section entitled “Fund Summaries – Nuveen Multi-Asset Income Fund – Principal Investment Strategies” are deleted and replaced with the following:

The fixed-income instruments in which the Fund may invest include debt securities of the U.S. government and other governments throughout the world (including emerging markets) as well as their agencies and instrumentalities and government-sponsored enterprises; domestic and foreign corporate debt obligations; residential and commercial mortgage-backed securities; asset-backed securities; fixed and floating rate loans, including senior loans and secured and unsecured junior loans; debt obligations of master limited partnerships (MLPs); municipal securities; certain hybrid preferred securities; and contingent capital securities. The Fund may invest in debt securities of any rating (including below-investment-grade debt securities, commonly known as “high yield” or “junk” bonds) and in debt securities that are unrated. There is no limitation on the maturities or duration of the instruments in which the Fund may invest. Duration is a measure used to estimate how much the value of a debt security will change with a given change in interest rates.

The equity securities in which the Fund may invest include those of issuers of any market capitalization located throughout the world (including the U.S. and emerging markets) and across various investment styles (e.g., growth- or value-oriented styles). These securities may include domestic common stocks; ordinary shares of non-U.S. companies; depositary receipts; traditional and certain hybrid preferred securities; convertible securities; MLPs and other partnership interests; and real estate investment trusts (REITs). The Fund intends to focus on dividend paying equity securities although it may also invest in non-dividend paying equity securities to meet its objective of capital appreciation.

3.	The sections entitled “Fund Summaries – Nuveen Multi-Asset Income Fund – Principal Risks – Contingent Capital Security Risk” and “Fund Summaries – Nuveen Multi-Asset Income Tax-Aware Fund – Principal Risks – Contingent Capital Security Risk” are deleted and replaced with the following:

Contingent Capital Security Risk—Contingent capital securities (sometimes referred to as “CoCos”) have loss absorption mechanisms benefitting the issuer built into their terms. Upon the occurrence of a specified trigger or event, CoCos may be subject to automatic conversion into the issuer’s common stock, which likely will have declined in value and which will be subordinate to the issuer’s other classes of securities, or to an automatic write-down of the principal amount of the securities, potentially to zero, which could result in the Fund losing a portion or all of its investment in such securities. CoCos are often rated below investment grade and are subject to the risks of high yield securities.

Nuveen Multi-Asset Income Tax-Aware Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nit51_SupplementTextBlock

NUVEEN MULTI-ASSET INCOME TAX-AWARE FUND

SUPPLEMENT DATED SEPTEMBER 29, 2017

TO THE PROSPECTUS DATED JANUARY 19, 2017

The following changes are effective immediately:

2.	The third and fourth paragraphs of the section entitled “Fund Summaries – Nuveen Multi-Asset Income Tax-Aware Fund – Principal Investment Strategies” are deleted and replaced with the following:

The debt securities in which the Fund may invest include municipal bonds that pay interest that is exempt from regular federal personal income tax, including municipal obligations issued by U.S. states and their subdivisions, authorities, instrumentalities and corporations, as well as obligations issued by U.S. territories (such as Puerto Rico, the U.S. Virgin Islands and Guam). The Fund may invest in all types of municipal obligations, including general obligation bonds, revenue bonds and participation interests in municipal leases. The Fund may invest in zero coupon bonds, which are issued at substantial discounts from their value at maturity and pay no cash income to their holders until they mature. The Fund may also invest in taxable debt securities, including debt securities of the U.S. government and other governments throughout the world (including emerging markets) as well as their agencies and instrumentalities and government-sponsored enterprises; domestic and foreign corporate debt obligations; residential and commercial mortgage-backed securities; asset-backed securities; fixed and floating rate loans, including senior loans and secured and unsecured junior loans; debt obligations of master limited partnerships (MLPs); certain hybrid preferred securities; and contingent capital securities. The Fund may invest in debt securities of any rating (including below-investment-grade debt securities, commonly known as “high yield” or “junk” bonds) and in debt securities that are unrated. There is no limitation on the maturities or duration of the instruments in which the Fund may invest. Duration is a measure used to estimate how much the value of a debt security will change with a given change in interest rates.

The equity securities in which the Fund may invest include those of issuers of any market capitalization located throughout the world (including the U.S. and emerging markets) and across various investment styles (e.g., growth- or value-oriented styles). These securities may include domestic common stocks; ordinary shares of non-U.S. companies; depositary receipts; traditional and certain hybrid preferred securities; convertible securities; MLPs and other partnership interests; and real estate investment trusts (REITs). The Fund intends to focus on dividend paying equity securities although it may also invest in non-dividend paying equity securities to meet its objective of capital appreciation.

3.	The sections entitled “Fund Summaries – Nuveen Multi-Asset Income Fund – Principal Risks – Contingent Capital Security Risk” and “Fund Summaries – Nuveen Multi-Asset Income Tax-Aware Fund – Principal Risks – Contingent Capital Security Risk” are deleted and replaced with the following:

Contingent Capital Security Risk—Contingent capital securities (sometimes referred to as “CoCos”) have loss absorption mechanisms benefitting the issuer built into their terms. Upon the occurrence of a specified trigger or event, CoCos may be subject to automatic conversion into the issuer’s common stock, which likely will have declined in value and which will be subordinate to the issuer’s other classes of securities, or to an automatic write-down of the principal amount of the securities, potentially to zero, which could result in the Fund losing a portion or all of its investment in such securities. CoCos are often rated below investment grade and are subject to the risks of high yield securities.